Other Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Servicing Advances on Mortgage Loans	$ 17,082	$ 2,127
Foreclosure claims receivable, allowance	2,537	3,091
Other real estate owned, valuation allowance	$ 15,031	$ 10,408